Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Current income tax	$ (39,100)	$ (88,768)	$ (97,122)
Deferred income tax	24,999	41,843	40,763
Income tax expense (Note 11)	$ (14,101)	$ (46,925)	$ (56,359)